CAPITAL RISK MANAGEMENT - Reconciliation of Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash provided by operating activities	$ 4,161	$ 4,321
Add (deduct):
Capital expenditures	(2,788)	(2,312)
Interest on borrowings, net of capitalized interest	(728)	(761)
Interest paid	802	808
Restructuring, acquisition and other	324	185
Program rights amortization	(68)	(77)
Change in net operating assets and liabilities	(37)	333
Other adjustments	5	(131)
Free cash flow	$ 1,671	$ 2,366